Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
Computer equipment	30% declining balance
Office equipment	30% declining balance